UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-00515

The Wall Street Fund, Inc.
(Exact name of registrant as specified in charter)

55 E. 52nd Street
New York, NY  10055
(Address of principal executive offices) (Zip code)

Robert P. Morse, President
The Wall Street Fund, Inc.
55 E. 52nd Street
New York, NY  10055
(Name and address of agent for service)

(800) 443-4693
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2012

Date of reporting period:  December 31, 2012

Item 1. Reports to Stockholders.

ANNUAL REPORT
December 31, 2012

A mutual fund that invests
in common stocks of
growth-oriented companies.

THE WALL STREET FUND, INC.
SHAREHOLDER LETTER

Dear Shareholders,

After another year of continued political uncertainty and monetary and fiscal stimulus, markets have generally been stable and the economy continues to muddle along at slightly below average rates of change.  For the year ended December 31, 2012 your Fund realized a return of +9.77%.  We are pleased with our long term performance. See page 10 in our 2012 Annual Report.  As of December 31, 2012 your Fund had net assets of $54,215,771.

The top five performing stocks held by the Fund for the year 2012 were: Rackspace Hosting, Inc. +72.7%; D. R. Horton Inc. +56.9%; Home Depot, Inc. +47.1%; Amazon.com, Inc. +44.9%; Western Digital Corp. +37.3%.

The equity market volatility in the fourth quarter, which is normally affected by tax selling adjustments, was accentuated this past period by fears that Congress would not extend the U. S. government debt limit, thereby allowing the economy to go over the “fiscal cliff” and concerns related to how burdensome the new tax changes would be.  Congress did in the end extend the debt limit.  While the full consequences of the new tax structure is still ahead, it certainly has been helpful for business, investors and the economic picture to have a greater, if more burdensome, clarity with effective changes since planning and spending can go forward with known rules.

Our outlook for 2013 is pretty balanced with projections of housing up, retail with cleared inventories and capital expenditures rising, conditions that could persist until monetary policy contracts or fiscal policy becomes a drag. It’s possible that the restoration of the payroll withholding tax may not be offset by growth in employment causing a relative soft growth in lower-end retail spending, but not affecting the high end or real estate.  We think technology and industrials should be relatively good with product innovation and stable demand. We believe those well managed US companies, more in the middle capitalization range, with emerging market presence and multi-channel brands have the potential  to be good performers over the course of the next year.

Should you have any questions please do not hesitate to call.

February 5, 2013

Sincerely,

Robert P. Morse
President

Past performance is not a guarantee of future results.

This report must be preceded or accompanied by a prospectus.

Opinions expressed as those of the fund, are subject to change, are not guaranteed and should not be considered investment advice.

Mutual fund investing involves risk. Principal loss is possible. The Fund may invest in small and mid-capitalization companies, which involves additional risks such as limited liquidity and greater volatility than large capitalization companies.  The Fund may invest in foreign securities which involve political, economic and currency risks, greater volatility and differences in accounting methods.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security. For a complete list of fund holdings please refer to the Schedule of Investments included in this report.

The Wall Street Fund, Inc. is distributed by Quasar Distributors, LLC.

THE WALL STREET FUND, INC.
SCHEDULE OF INVESTMENTS
December 31, 2012

	Shares	Value
COMMON STOCKS – 97.9%

Beverages – 1.9%
Beam, Inc.	17,000	$1,038,530

Biotechnology – 5.0%
Alexion Pharmaceuticals, Inc. (a)	10,500	985,005
Celgene Corp. (a)	10,000	787,200
Gilead Sciences, Inc. (a)	12,500	918,125
		2,690,330
Building & Construction – 2.7%
D.R. Horton, Inc.	75,000	1,483,500

Chemicals – 2.8%
Celanese Corp.	34,000	1,514,020

Containers & Packaging – 1.4%
Rock-Tenn Co.	11,000	769,010

Diversified – 1.2%
3M Co.	7,000	649,950

Drugs – 0.3%
Allergan, Inc.	2,000	183,460

Electrical Equipment – 1.3%
Roper Industries, Inc.	6,500	724,620

Energy – 6.8%
Chevron Corp.	10,000	1,081,400
Marathon Oil Corp.	46,000	1,410,360
Whiting Petroleum Corp. (a)	7,500	325,275
Williams Companies, Inc.	26,000	851,240
		3,668,275
Energy Equipment & Services – 4.5%
Noble Corp. (b)	35,000	1,218,700
Oil States International, Inc. (a)	11,000	786,940
Schlumberger Ltd. (b)	6,000	415,740
		2,421,380
Financial Services – 7.8%
American Express Co.	23,500	1,350,780
Mastercard, Inc.	3,300	1,621,224
The Blackstone Group LP	80,000	1,247,200
		4,219,204
Food Services – 2.0%
Yum Brands, Inc.	16,000	1,062,400

Forest Products – 2.6%
Weyerhaeuser Co. – REIT	50,000	1,391,000

Health Care Services – 2.5%
UnitedHealth Group, Inc.	25,000	1,356,000

Insurance – 2.5%
ACE Ltd. (b)	17,000	1,356,600

Leisure – 0.3%
Las Vegas Sands Corp.	4,000	184,640

Machinery – 3.5%
Caterpillar, Inc.	7,500	671,850
Cummins, Inc.	8,000	866,800
Joy Global, Inc.	5,500	350,790
		1,889,440
Media – 4.6%
DIRECTV (a)	26,500	1,329,240
Walt Disney Co.	23,000	1,145,170
		2,474,410
Office Equipment – 6.1%
Apple, Inc.	2,050	1,092,711
EMC Corp. (a)	28,000	708,400
Western Digital Corp.	35,000	1,487,150
		3,288,261
Retail – 2.3%
TJX Companies, Inc.	30,000	1,273,500

Semiconductors – 4.7%
Intel Corp.	28,000	577,640
KLA-Tencor Corp.	7,000	334,320
NXP Semiconductors NV (a)(b)	62,000	1,634,940
		2,546,900
Services – 11.2%
Accenture PLC – Class A (b)	20,000	1,330,000
Amazon.com, Inc. (a)	5,700	1,431,498
Demand Media, Inc. (a)	70,000	650,300
Google, Inc. – Class A (a)	2,500	1,773,425
Rackspace Hosting, Inc. (a)	12,000	891,240
		6,076,463
Software – 4.2%
Ansys, Inc. (a)	6,000	404,040
Microsoft Corp.	26,000	694,980
Oracle Corp.	36,000	1,199,520
		2,298,540

The accompanying notes are an integral part of these financial statements.

THE WALL STREET FUND, INC.
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012

	Shares	Value

COMMON STOCKS – 97.9% (continued)

Specialty Retail – 11.8%
AutoZone, Inc. (a)	4,100	$1,453,163
Coach, Inc.	10,500	582,855
Home Depot, Inc.	25,000	1,546,250
Michael Kors Holdings Ltd. (a)(b)	30,200	1,541,106
VF Corp.	8,500	1,283,245
		6,406,619
Transportation – 3.9%
J.B. Hunt Transport Services, Inc.	13,500	806,085
Union Pacific Corp.	10,500	1,320,060
		2,126,145
TOTAL COMMON STOCKS
(Cost $44,799,014)		53,093,197

SHORT-TERM INVESTMENT – 1.5%

Money Market Fund – 1.5%
First American Prime Obligations
Fund, Class Z, 0.026% (c)	826,074	826,074
TOTAL SHORT-TERM
INVESTMENT
(Cost $826,074)		826,074
TOTAL INVESTMENTS
(Cost $45,625,088) – 99.4%		53,919,271
Other Assets in Excess
of Liabilities - 0.6%		296,500
TOTAL NET
ASSETS – 100.0%		$54,215,771

Percentages are stated as a percent of net assets.
(a)	Non-income producing security
(b)	Foreign Domiciled
(c)	Variable Rate Security – the rate shown is the annualized seven-day effective yield as of December 31, 2012.
REIT – Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

THE WALL STREET FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2012

ASSETS:
Investments, at value (cost $45,625,088)	$53,919,271
Receivable for fund shares sold	780,891
Receivable for investment securities sold	440,293
Dividends receivable	12,628
Expense reimbursement due
from Adviser (Note 4)	21,865
Prepaid expenses	15,015
Total Assets	55,189,963

LIABILITIES:
Payable for investments purchased	627,202
Payable for fund shares redeemed	265,304
Investment advisory fee payable (Note 4)	22,251
Shareholder servicing fee
payable (Note 4)	11,125
Accrued expenses and other payables	48,310
Total Liabilities	974,192
NET ASSETS	$54,215,771

NET ASSETS CONSIST OF:
Capital stock	$47,357,832
Net unrealized appreciation on investments	8,294,183
Undistributed net investment income	112,260
Accumulated undistributed net realized
loss on investments	(1,548,504)
TOTAL NET ASSETS	$54,215,771
Shares outstanding (500,000,000 authorized,
$0.0001 par value)	5,509,327
NET ASSET VALUE, OFFERING AND
REDEMPTION PRICE PER SHARE	$9.84

THE WALL STREET FUND, INC.
STATEMENT OF OPERATIONS
For the year ended December 31, 2012

INVESTMENT INCOME:
Dividend income (net of $315 foreign
tax withheld)	$581,131
Total investment income	581,131

EXPENSES:
Investment advisor fees (Note 4)	211,881
Shareholder servicing fees (Note 4)	105,940
Administration and fund accounting fees	74,427
Directors’ fees and expenses	41,459
Federal and state registration fees	36,597
Transfer agent fees and expenses	33,570
Professional fees	25,971
Custody fees	11,917
Insurance expense	10,202
Reports to shareholders	6,134
Miscellaneous expense	1,002
Total expenses before
expense reimbursement	559,100
Expenses reimbursed by Adviser (Note 4)	(135,338)
Net expenses	423,762
NET INVESTMENT INCOME	157,369

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:
Net realized loss on investment transactions	(420,178)
Change in unrealized appreciation
(depreciation) on investments	2,933,277
Net realized and unrealized gain
on investments	2,513,099
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$2,670,468

The accompanying notes are an integral part of these financial statements.

THE WALL STREET FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended
	December 31,
	2012	2011
OPERATIONS:
Net investment income	$157,369	$110,925
Net realized gain (loss) on
investment transactions	(420,178)	166,216
Change in unrealized
appreciation (depreciation)
on investments	2,933,277	(286,483)
Net increase (decrease) in
net assets resulting
from operations	2,670,468	(9,342)

CAPITAL SHARE
TRANSACTIONS:
Proceeds from shares sold	29,511,989	10,242,975
Cost of shares redeemed	(5,905,896)	(2,576,593)
Reinvested distributions	40,230	—
Net increase in net assets
resulting from capital
share transactions	23,646,323	7,666,382

DISTRIBUTIONS TO
SHAREHOLDERS FROM
NET INVESTMENT
INCOME	(151,834)	—

TOTAL INCREASE
IN NET ASSETS	26,164,957	7,657,040

NET ASSETS:
Beginning of period	28,050,814	20,393,774
End of period	$54,215,771	$28,050,814

UNDISTRIBUTED NET
INVESTMENT
INCOME	$112,260	$106,725

The accompanying notes are an integral part of these financial statements.

THE WALL STREET FUND, INC.
NOTES TO FINANCIAL STATEMENTS
December 31, 2012

1.Organization
The Wall Street Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end diversified management investment company.  The Fund seeks to produce growth of capital by investing principally in a diversified portfolio of growth-oriented common stocks.

2.Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results of operations during the reporting period.  Actual results could differ from those estimates and assumptions.

(a) Investment Valuation – Securities which are traded on a national stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded.  Securities traded on the over-the-counter market and listed securities for which there were no transactions are valued at the mean between the closing bid and asked prices.  Debt securities (other than short-term instruments) are valued at the mean price furnished by a national pricing service, subject to review by the Fund’s investment adviser and determination of the appropriate price whenever a furnished price is significantly different from the previous day’s furnished price.  Investments in open-end mutual funds (other than exchange-traded funds) are valued at their respective net asset values on the valuation date.  Short-term debt securities maturing within 60 days are valued at amortized cost.  Securities for which market quotations are not readily available and other assets are valued at fair value as determined in good faith by the Fund’s investment adviser pursuant to procedures approved by and under supervision of the Fund’s Board of Directors.

Generally accepted accounting principles require disclosures regarding the valuation inputs and techniques used to measure fair value and any changes in such valuation inputs and techniques.  The various inputs used in determining the value of each of the Fund’s investments are summarized in the following three broad catagories:

Level 1 –	Quoted prices in active markets for identical securities.

THE WALL STREET FUND, INC.
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2012

Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The valuation levels are not necessarily an indication of the risk associated with investing in these investments.  As of December 31, 2012, the Fund’s investments were classified as follows:

				Total
	Level 1	Level 2	Level 3	Fair Value
Common
Stocks*	$53,093,197	$—	$—	$53,093,197
Short-Term
Investments	826,074	—	—	826,074
Total
Investments	$53,919,271	$—	$—	$53,919,271

*	Please refer to the Schedule of Investments for further industry breakout.

Transfers between levels are recognized at the end of the reporting period.  During the year ended December 31, 2012, the Fund did not have any transfers between valuation levels.

(b) Federal Income and Excise Taxes – The Fund intends to meet the requirements of  the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all net investment company taxable income and net capital gains to shareholders in a manner which results in no tax cost to the Fund.  Therefore, no federal income or excise tax provision is recorded.

The Fund has adopted financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return.  Management has reviewed all open tax years and concluded that there is no impact on the Fund’s net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on a tax return.  The Fund is not subject to examination by U.S. federal tax authorities for any tax years before 2009.

(c) Distributions to Shareholders – Dividends from net investment income are declared and paid at least annually.  Distributions of net realized capital gains, if any, will be declared and paid at least annually.  Distributions to shareholders are recorded on the ex-dividend date.  The Fund may periodically make reclassifications among certain of its capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles.

(d) Securities Transactions and Investment Income – Investment transactions are recorded on the trade date for financial statement purposes.  The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sale proceeds.  Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.  Acquisition and market discounts and premiums are amortized over the life of the security.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations.

3.Investment Transactions
The aggregate purchases and sales of securities for the year ended December 31, 2012, excluding short-term investments, were $57,973,688 and $35,236,802, respectively.  There were no purchases or sales of long-term U.S. government securities.

4.Investment Adviser
Evercore Wealth Management, LLC (“EWM”) is the investment adviser to the Fund.  Certain officers and directors of the Fund are also officers and directors of the investment adviser.

The advisory agreement provides for advisory fees at an annual rate of 0.50% of the Fund’s average daily net assets.  Effective October 1, 2010, EWM has contractually agreed to reduce its fees and/or reimburse the Fund to the extent necessary to ensure that total annual Fund operating expenses (excluding taxes, interest, brokerage fees and extraordinary expenses) do not exceed 1.00% of the Fund’s average daily net assets.  This agreement will continue in effect until April 30, 2013.  EWM has the right to recover any fee reductions and/or expense reimbursements made in the prior three fiscal years pursuant to this agreement, provided that the Fund’s total annual operating expenses do not exceed 1.00% of average daily net assets in the year of reimbursement.  Accordingly, $29,207 of the expenses reimbursed by EWM during 2010 may be recovered through December 31, 2013, $120,711 of the expenses reimbursed by EWM during 2011 may be recovered through December 31, 2014, and $135,338 of the expenses reimbursed by EWM during 2012 may be recovered through December 31, 2015.  Prior to October 1, 2010, the advisory agreement provided for EWM to reimburse the Fund for any expenses (including the advisory fee, but excluding taxes, interest and brokerage fees and extraordinary

THE WALL STREET FUND, INC.
NOTES TO FINANCIAL STATEMENTS (continuedDecember 31, 2012

expenses incurred in connection with any matter not in the ordinary course of business of the Fund) over 2.00% of the first $10,000,000, 1.50% of the next $20,000,000 and 1.00% of the average daily net assets of the Fund.  The Fund is not obligated to reimburse EWM for any fees or expenses waived or reimbursed prior to October 1, 2010.  For the year ended December 31, 2012, EWM received $211,881 in investment advisory fees and reimbursed Fund expenses of $135,338.

The Fund has a shareholder servicing agreement (a “Servicing Agreement”) with EWM pursuant to which EWM may compensate certain persons who provide shareholder services, including answering customer inquiries, assisting in processing purchase, exchange and redemption transactions and furnishing Fund communications to shareholders.  For services provided under the Servicing Agreement, EWM receives fees from the Fund at an annual rate of 0.25% of the Fund’s average daily net assets.  For the year ended December 31, 2012, EWM received $105,940 in shareholder servicing fees.

5.Shares of Common Stock
Transactions in shares of common stock were as follows:

	Year ended	Year ended
	December 31,	December 31,
	2012	2011
Shares Sold	2,988,709	1,125,108
Shares Redeemed	(604,502)	(286,902)
Shares Reinvested	4,169	—
Net Increase	2,388,376	838,206
Shares Outstanding:
Beginning of Period	3,120,951	2,282,745
End of Period	5,509,327	3,120,951

6.Tax Information
As of December 31, 2012, the components of accumulated earnings on a tax basis were as follows:

Cost of Investments	$45,939,940
Gross unrealized appreciation	$8,527,147
Gross unrealized depreciation	(547,816)
Net unrealized appreciation	7,979,331
Undistributed ordinary income	112,260
Undistributed long-term capital gain	—
Total distributable earnings	112,260
Other accumulated losses	(1,233,652)
Total accumulated earnings	$6,857,939

The basis of investments for tax and financial reporting purposes differs principally due to the deferral of losses on wash sales.

The tax character of distributions paid during the years ended December 31, 2012 and 2011 were as follows:

	2012	2011
Ordinary Income	$151,834	$—
Long-term capital gains	$—	$—

The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward and offset such losses against any future realized capital gains.  At December 31, 2012, the Fund had a capital loss carryover of $909,180, which, if not offset by future capital gains, will expire on December 31, 2017.  Any future capital losses will be permitted to be carried over for an unlimited period, however, any losses incurred during those future taxable years will be required to be utilized prior to the Fund’s current capital loss carryover balance.  As a result, current capital loss carryovers may be more likely to expire unused.  During the year ended December 31, 2012, the Fund utilized $126,828 of its outstanding capital loss carryover.  The Fund intends to defer and treat $324,472 of post-October losses incurred during the year ended December 31, 2012 as arising in the year ended December 31, 2013.

7.Guarantees and Indemnifications
In the normal course of business, the Fund enters into contracts with its service providers that contain general indemnification clauses.  The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims against the Fund that have not yet occurred.  Based on experience, the Fund expects the risk of loss to be remote.

THE WALL STREET FUND, INC.
FINANCIAL HIGHLIGHTS
Selected per share data is based on a share of common stock outstanding throughout each period.

	Year Ended December 31,
	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

Per Share Data:
Net asset value, beginning of period	$8.99	$8.93	$7.76	$5.79	$9.88	$8.78	$8.42	$7.83	$7.30	$4.87

Income from investment operations:
Net investment income (loss)(1)	0.01	0.04	(0.01)	(0.02)	(0.02)	(0.03)	(0.05)	(0.05)	(0.04)	(0.07)
Net realized and unrealized gains
(losses) on investments	0.87	0.02	1.18	1.99	(4.01)	1.51	0.51	0.64	0.57	2.50
Total from investment operations	0.88	0.06	1.17	1.97	(4.03)	1.48	0.46	0.59	0.53	2.43

Less distributions:
Distributions from net investment income	(0.03)	—	—	—	—	—	—	—	—	—
Distributions from net realized
gains from security transactions	—	—	—	—	(0.06)	(0.38)	(0.10)	—	—	—
Total distributions	(0.03)	—	—	—	(0.06)	(0.38)	(0.10)	—	—	—

Net asset value, end of period	$9.84	$8.99	$8.93	$7.76	$5.79	$9.88	$8.78	$8.42	$7.83	$7.30

Total return	9.77%	0.67%	15.08%	34.02%	(41.02)%	16.92%	5.42%	7.54%	7.26%	49.90%

Supplemental data and ratios:
Net assets, end of period (000’s)	$54,216	$28,051	$20,394	$12,209	$10,594	$19,310	$17,351	$17,470	$17,512	$17,368
Ratio of operating expenses to average
net assets, before reimbursements	1.32%	1.47%	2.08%	1.98%	1.76%	1.60%	1.71%	1.71%	1.74%	1.92%
Ratio of operating expenses to average
net assets, net of reimbursement	1.00%	1.00%	1.63%	1.95%	1.76%	1.60%	1.71%	1.71%	1.74%	1.85%
Ratio of net investment income (loss) to
average net assets, before reimbursements	0.05%	(0.04)%	(0.64)%	(0.34)%	(0.22)%	(0.34)%	(0.56)%	(0.69)%	(0.60)%	(1.23)%
Ratio of net investment income (loss)
to average net assets,
net of reimbursement	0.37%	0.43%	(0.19)%	(0.31)%	(0.22)%	(0.34)%	(0.56)%	(0.69)%	(0.60)%	(1.16)%
Portfolio turnover rate	84.10%	88.29%	42.58%	49.44%	58.78%	65.26%	94.41%	115.90%	149.32%	94.46%

(1)	Net investment gain (loss) per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.

The accompanying notes are an integral part of these financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors
The Wall Street Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of The Wall Street Fund, Inc. (the “Fund”), as of December 31, 2012, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the eight years in the period then ended.  These financial statements and financial highlights are the responsibility of Fund management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.  The financial highlights for periods prior to December 31, 2005, were audited by other auditors whose report dated February 23, 2005, expressed an unqualified opinion on those highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of December 31, 2012, by correspondence with the custodian and broker.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Wall Street Fund, Inc. as of December 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the eight years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.

Cleveland, Ohio
February 21, 2013

THE WALL STREET FUND, INC.
PERFORMANCE INFORMATION
For periods ended December 31, 2012 (Unaudited)

Value of $10,000 Investment

This chart assumes an initial investment of $10,000 on December 31, 2002.  Fund performance reflects any fee waivers in effect.  In the absence of fee waivers, total return would be reduced.  Returns shown include the reinvestment of all distributions, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Past performance is not predictive of future performance.  Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.

Average Annual Total Returns
for the Periods Ended December 31, 2012

	One Year	Five Years	Ten Years
The Wall Street Fund	9.77%	0.11%	7.92%
S&P 500 Index1	16.00%	1.66%	7.10%
Russell 1000 Index2	16.42%	1.92%	7.52%

Index performance is for illustrative purposes only and does not reflect any fees, expenses, or taxes.  Direct investment in the indexes is not available.
S&P 500 Index1 – an unmanaged market capitalization-weighted index based on the average weighted performance of 500 widely held common stocks.
Russell 1000 Index2 – an unmanaged index that measures the performance of the 1,000 largest U.S. companies (90% of the investable U.S. equity market) based on total market capitalization.

THE WALL STREET FUND, INC.
EXPENSE EXAMPLE
For the Six Months Ended December 31, 2012 (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses.  If you invest through a financial intermediary, you may also incur additional costs such as a transaction fee charged on the purchase or sale of the Fund or an asset-based management fee.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2012 to December 31, 2012.

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any costs that may be associated with investing in the Fund through a financial intermediary.  Therefore, the second line of the table is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if any costs associated with investing through a financial intermediary were included, your costs would have been higher.

			Expenses
			paid
	Beginning	Ending	during
	account	account	period
	value	value	7/1/12-
	7/1/12	12/31/12	12/31/12*

Actual	$1,000.00	$1,038.80	$5.12

Hypothetical (5% return
before expenses)	1,000.00	1,020.11	5.08

*
Expenses are equal to the Fund’s annualized expense ratio of 1.00% for the six months ended December 31, 2012, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the six month period).

THE WALL STREET FUND, INC.
ALLOCATION OF PORTFOLIO ASSETS
(Calculated as a percentage of net assets)
December 31, 2012 (Unaudited)

THE WALL STREET FUND, INC.
DIRECTORS AND OFFICERS

The business affairs of the Fund are managed under the direction of the Fund’s Board of Directors.  Information pertaining to the Directors and Officers of the Fund is set forth below. The SAI includes additional information about the Fund’s officers and directors and is available, without charge, upon request by calling 1-800-443-4693

		Term of		Number of
		Office and		Portfolios in
		Length of	Principal	Fund Complex	Other Directorships
Name, Address		Time	Occupation During	Overseen	Served During
and Age	Position	Served*	Past Five Years	by Director	Past Five Years

INDEPENDENT
DIRECTORS:
Laird I. Grant	Director	Since 2012	Retired; Managing Director	2	Barnard College
55 East 52nd Street,			and Senior Portfolio Manager,		1997-2007; Planned
23rd Floor			U.S. Trust Company of		Parenthood of Collier
New York, NY 10055			Florida, 2001-2008.		County 2001-2008;
Age: 67					Common Cents,
New York City
2008-2009

Susan Suvall	Director	Since 2012	Retired; Group Managing	2	None
55 East 52nd Street,			Director and Senior
23rd Floor			Portfolio Manager,
New York, NY 10055			U.S. Equities Trust
Age: 53			Company of the West,
1985-2011.

INTERESTED
DIRECTOR:
Robert P. Morse*	Chairman,	Since 1984	Partner and Senior Portfolio	2	English Speaking
55 E. 52nd Street	President and		Manager, Evercore Wealth		Union of the U.S.;
23rd Floor	Director		Management, LLC since 2010;		Society of Mayflower
New York, NY 10055			President and a Director,		Descendants; Whitehead
Age: 67			Morse Williams & Co., Inc.,		Institute of Biomedical
			1981-2010; President and		Research; Youngs
			sole Director, Wall Street		Memorial Cemetery/
			Management Corporation		Theodore Roosevelt
			1984-2010; President and		Memorial; Sterling
			Director, Morse Williams		Gorge, Vermont,
			Holding Co., Inc. 1986-2010.		Preservation Trust;
Morse Williams
Holding Co., Inc.

THE WALL STREET FUND, INC.
DIRECTORS AND OFFICERS (Continued)

		Term of		Number of
		Office and		Portfolios in
		Length of	Principal	Fund Complex	Other Directorships
Name, Address		Time	Occupation During	Overseen	Served During
and Age	Position	Served*	Past Five Years	by Director	Past Five Years

OFFICERS:
Ruth P. Calaman	Executive	Since 2012	Chief Compliance Officer,	2	None
55 East 52nd Street,	Vice		Evercore Wealth Management
23rd Floor	President,		LLC and Evercore Trust
New York, NY 10055	Secretary		Company, N.A. since 2011;
Age: 45	and Chief		Vice President and Compliance
	Compliance		Officer, The Goldman Sachs
	Officer		Trust Company, N.A., The
Goldman Sachs Trust
Company of Delaware and
Goldman, Sachs & Co.
2005-2011.

John J. Rendinaro	Executive	Since 2012	Partner, Head of Trading and	2	None
55 East 52nd Street,	Vice		Operations, Evercore Wealth
23rd Floor	President,		Management LLC since 2008;
New York, NY 10055	Chief		Managing Director, U.S.
Age: 51	Operations		Trust 1983-2008.
Officer and
Treasurer

Michael R. Linburn	Executive	Since 1993	Managing Director and	2	The Stanley R. and
55 East 52nd Street,	Vice		Independent Consultant to		Elisabeth G. Jacobs
23rd Floor	President		Evercore Wealth Management,		Foundation; eLot, Inc.;
New York, NY 10055			LLC since 2010; Managing		Health Advocates for
Age: 79	Secretary	2001-2012	Director and Principal, Morse,		Older People, Inc.
Williams & Co., Inc., 2003-2010;
	Chief	2005-2012	Chief Compliance Officer,
	Compliance		Morse Williams & Co., Inc.
	Officer		2005-2010; Director of
Marketing, Morse, Williams
& Co., Inc., 1992-2010.

Jian H. Wang	Executive	Since 1998	Vice President, Evercore Wealth	2	None
55 East 52nd Street,	Vice		Management, LLC since 2010;
23rd Floor	President		Managing Director and Principal,
New York, NY 10055			Morse, Williams & Co., Inc.,
Age: 50	Treasurer	1998-2012	2005-2010; Senior Trader,
Morse, Williams & Co., Inc.,
1998-2010.

*	Denotes a Director who is an “interested person” as that term is defined in Section 2 (a)(19) of the 1940 Act.

ADDITIONAL INFORMATION
December 31, 2012 (Unaudited)

Results of Special Shareholder Meeting
A special meeting of the shareholders of the Fund was held on December 17, 2012, for shareholders of record as of November 14, 2012, to vote on the following proposals, the results of which are provided below.

1.  To re-elect Robert P. Morse to the Fund’s Board of Directors:
For	Withheld
4,787,463	48,582

2.  To elect Susan Suvall to the Fund’s Board of Directors:
For	Withheld
4,823,813	12,231

3.  To elect Laird I. Grant to the Fund’s Board of Directors:
For	Withheld
4,828,052	7,992

Availability of Proxy Voting Information
Information regarding how the Fund votes proxies relating to portfolio securities is available without charge upon request by calling toll-free at (800) 443-4693 or by accessing the Fund’s website at www.evercorewealthfunds.com and the SEC’s website at www.sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available on the SEC’s website at www.sec.gov or by calling the toll-free number listed above.

Availability of Fund Portfolio Information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available on the SEC’s website at www.sec.gov, or by calling the Fund at (800) 443-4693.  The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  For information on the Public Reference Room call 1-800-SEC-0330.  In addition, the Fund will make its portfolio holdings information publicly available by posting the information at www.evercorewealthfunds.com on a monthly basis.

DIRECTORS
Robert P. Morse, Chairman
Laird I. Grant
Susan Suvall

OFFICERS
Robert P. Morse, President
Michael R. Linburn, Executive Vice President
Jian H. Wang, Executive Vice President
Ruth Calaman, Executive Vice President,
  Secretary & Chief Compliance Officer
John Rendinaro,
  Executive Vice President & Treasurer

INVESTMENT ADVISOR
Evercore Wealth Management
55 E. 52nd Street
23rd Floor
New York, New York  10055

CUSTODIAN
U.S. Bank, N.A.
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin  53212

ADMINISTRATOR, TRANSFER AGENT,
DIVIDEND PAYING AGENT &
SHAREHOLDER SERVICING AGENT
U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
P.O. Box 701
Milwaukee, Wisconsin  53201

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Cohen Fund Audit Services, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio  44115

DISTRIBUTOR
Quasar Distributors, LLC
615 E. Michigan Street
Milwaukee, Wisconsin  53202

THE WALL STREET FUND, INC.
555 E. 52nd Street
23rd Floor
New York, New York  10055
(800) 443-4693
http://www.evercorewealthfunds.com

Item 2. Code of Ethics.

 The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of directors has determined that it does not have an audit committee financial expert serving on its audit committee.  At this time, the registrant believes that the experience provided by each member of the audit committee together offers the registrant adequate oversight for the registrant’s level of financial complexity.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  There were no “Other services” provided by the principal accountant.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 12/31/2012	FYE 12/31/2011
Audit Fees	13,000	13,000
Audit-Related Fees	0	0
Tax Fees	1,000	1,000
All Other Fees	0	0

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 12/31/2012	FYE 12/31/2011
Registrant	0	0
Registrant’s Investment Adviser	0	0

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Wall Street Fund, Inc,

By (Signature and Title)* /s/ Robert P. Morse
 Robert P. Morse, President

Date   March 6, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Robert P. Morse
 Robert P. Morse, President

Date   March 6, 2013

By (Signature and Title)* /s/ John J. Rendinaro
  John J. Rendinaro, Treasurer

Date   March 6, 2013

* Print the name and title of each signing officer under his or her signature.